SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
25.	SUBSEQUENT EVENT

Long-term investment

Subsequent to the balance sheet date, the Company paid a total of $274.7 million in relation with the following long term investments:

(i)	In January 2015, the Company acquired 204,471 Series A Preferred Shares, representing 25% of total shares of Credit Shop Inc. (“Credit Shop”), for a total consideration of $15,000. The parties also reached an agreement on a convertible revolving loan arrangement, whereby the Company will provide a revolving line of credit up to $15,000 to Credit Shop and may convert the loan to Series A Preferred Shares. Upon the conversion, the Company will purchase additional Series A Preferred Shares from Credit Shop in the amount of $5,000.

(ii)	In January 2015, the Company entered into an agreement with Motif Investing Inc. to purchase 5,579,734 Series E Preferred Shares, representing 10% of its total shares, for a total consideration of $40,000. The Company also received a detachable preferred share warrant to purchase up to an additional 6,199,704 Series E Preferred Shares at a price of $17.92 per share.

(iii)	In January 2015, the Company entered into an agreement with 268V Limited to purchase 64,281,655 Series D Preferred Shares, representing 20% of its total shares, for a total consideration of $75,000. Meanwhile, the Company received a preferred share warrant to purchase up to an additional 6,428,181 Series D-1 Preferred Shares at a price of $3.11 per share within 24 months.

(iv)	On January 30, 2015 and February 17, 2015, the Company entered into agreements to purchase a total of 2,361,116 Series E Preferred Shares issued by SoFi at a price of $9.4578 per share for a total consideration of $22,331, which has been paid in full. Prior to these additional purchase of shares, the Company had already made investments in SoFi, classified as an equity method investment with a carrying value of $67,490 as of December 31, 2014 (see Note 9i), representing the Company's original cost of investment adjusted by the Company's share of undistributed earnings or losses of SoFi up to December 31, 2014. Upon the completion of these investments, the Company held 24.8% of total shares of SoFi.

(v)	In March 2015, the Company entered into an agreement with LendingHome Corporation to acquire 6,153,999 Series C Preferred Shares representing 14.72% of its total shares, in a total consideration of $65,843.

(vi)	In March 2015, the Company entered into agreement with Eunke Technology Ltd. to purchase 4,770,131 Series B Preferred Shares, representing 20.9% of its total shares, in a total consideration of $25,000.

(vii)	Other than the items stated as above, the Company also invested in an aggregate of $31.5 million in long-term investments and a convertible loan with individual amounts each less than $10,000.

Tender offer

On April 2, 2015, the Company announced that it was commencing a modified Dutch auction tender offer to purchase up to $50 million in value of its ADSs at a price not greater than $2.75 nor less than $2.40 per ADS. Under the terms of the tender offer, the Company will invite holders of ADSs to tender their ADSs at prices specified by such holders within such range of prices in the manner described in the offer materials. Subject to the conditions set forth in the offer materials, the Company will select the lowest single per ADS purchase price that will allow it to purchase $50 million in value of ADSs at completion of the tender offer. The tender offer will expire at 12:00 midnight, New York City time, at the end of April 29, 2015, unless the Company extends the offer. The tender offer constitutes a part of the $100 million share repurchase program that the Company announced on June 28, 2014.

Short-term investment

Subsequent to the balance sheet date, the Company made the following short-term investments:

	Period subsequent to the balance sheet date,
	Gross Purchase	Sales of investments
	Cost	Proceeds	Costs	Losses
Available-for-sale
Equity securities	30,994	161	164	3

Derivative financial instruments
Call options	23,388	-	-	-